UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Habrok Capital Management LLP

Address:   2nd Floor, 16 New Burlington Place
           London, United Kingdom W1S2HX


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John Evans
Title:  General Counsel and Compliance Officer
Phone:  44-20-7851-3924

Signature,  Place,  and  Date  of  Signing:

/s/ JOHN EVANS                     London, United Kingdom             2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $   121,000.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AES CORP                 COM            00130H105   18,565 1,524,216 SH       SOLE                1,524,216      0    0
DYNEGY INC DEL           COM            26817G300   19,794 3,522,000 SH       SOLE                3,522,000      0    0
GENERAL ELECTRIC CO      COM            369604103   12,529   685,000 SH       SOLE                  685,000      0    0
SPDR GOLD TRUST          GOLD SHS       78463V107   18,921   136,400 SH       SOLE                  136,400      0    0
KRAFT FOODS INC          CL A           50075N104    8,949   284,000 SH       SOLE                  284,000      0    0
COCA COLA CO             COM            191216100    9,471   144,000 SH       SOLE                  144,000      0    0
MICROSOFT CORP           COM            594918104   16,969   608,000 SH       SOLE                  608,000      0    0
WESTERN DIGITAL CORP     COM            958102105    7,119   210,000 SH       SOLE                  210,000      0    0
WELLS FARGO & CO NEW     COM            949746101    8,683   280,200 SH       SOLE                  280,200      0    0

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